Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Other Income from related party	$ 0	¥ 0	¥ 7,844